Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2023
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General Information:

Seanergy Maritime Holdings Corp. (the “Company” or “Seanergy”) was formed under the laws of the Republic of the Marshall Islands on January 4, 2008, with executive offices located in Glyfada, Greece. The Company provides global transportation solutions in the dry bulk shipping sector through its subsidiaries.

The accompanying consolidated financial statements include the accounts of Seanergy Maritime Holdings Corp. and its subsidiaries (collectively, the “Company” or “Seanergy”).

On January 20, 2022, United Maritime Corporation (“United”) was incorporated by Seanergy (the “Parent”), under the laws of the Republic of the Marshall Islands to serve as the holding company of the vessel-owning subsidiary of the Gloriuship (“United Maritime Predecessor” or the “Predecessor”) upon effectiveness of the Spin-Off (described below). On July 5, 2022, the Company  completed the spin-off of its wholly-owned subsidiary, United. United’s shares commenced trading on the Nasdaq Capital Market on July 6, 2022 under the symbol “USEA” (Note 3).

On February 16, 2023, the Company’s common stock began trading on a split-adjusted basis, following the approval from the Company’s board of directors on February 9, 2023 to reverse split the Company’s common stock at a ratio of one-for-ten (Note 12). All share and per share amounts disclosed in the consolidated financial statements and notes give effect to this reverse stock split retroactively, for all periods presented. No fractional shares were issued in connection with the reverse split. Shareholders who would otherwise hold a fractional share of the Company’s common stock received a cash payment in lieu of such fractional share.

At December 31, 2023, the Company had a working capital deficit of $44,430, which includes an amount of $2,136 relating to pre-collected revenue and is included in deferred revenue in the accompanying consolidated balance sheets. This amount represents current liabilities that do not require future cash settlement. The working capital deficit is mainly attributable to the repayments due under the long-term debt, the other financial liabilities and the finance lease liabilities. For the year ended December 31, 2023, the Company realized a net income of $2,282 and generated cash flow from operations of $31,323. The Company is currently evaluating financing alternatives to finance the future commitments (Note 17) and the purchase option under its finance lease liability and has a signed term-sheet with one existing financier for one out of the two future commitments. The Company considered the terms in the signed term sheet with the financier mentioned above, the amount of time that the Company has available to finance the other future commitment and the finance lease liability, the current market conditions and market outlook, management’s network of lenders and financiers and the past history of successful financing. Based on the above, the Company believes it has the ability to finance its existing obligations and future commitments to acquire vessels as they come due via cash from operations and financing options and thus continue as a going concern over the next twelve months following the date of the issuance of these consolidated financial statements.

Consequently, the consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

a.           Subsidiaries in Consolidation:

Seanergy’s subsidiaries included in these consolidated financial statements:

Company	Country of Incorporation	Vessel name	Date of Delivery	Date of Sale/Disposal
Seanergy Management Corp. (1)(2)	Marshall Islands	N/A	N/A	N/A
Seanergy Shipmanagement Corp. (1)(2)	Marshall Islands	N/A	N/A	N/A
Emperor Holding Ltd. (1)	Marshall Islands	N/A	N/A	N/A
Pembroke Chartering Services Limited (1)(3)(4)	Malta	N/A	N/A	N/A
Sea Genius Shipping Co. (1)	Marshall Islands	Geniuship	October 13, 2015	N/A
Sea Glorius Shipping Co. (6)	Marshall Islands	Gloriuship	November 3, 2015	July 5, 2022
Premier Marine Co. (1)	Marshall Islands	Premiership	September 11, 2015	N/A
Squire Ocean Navigation Co. (1)	Liberia	Squireship	November 10, 2015	N/A
Lord Ocean Navigation Co. (1)(5)	Liberia	Lordship	November 30, 2016	April 28, 2023
Champion Marine Co. (1)	Marshall Islands	Championship	November 7, 2018	N/A
Fellow Shipping Co. (1)	Marshall Islands	Fellowship	November 22, 2018	N/A
Friend Ocean Navigation Co. (1)	Liberia	Friendship	July 27, 2021	N/A
World Shipping Co. (1)	Marshall Islands	Worldship	August 30, 2021	N/A
Duke Shipping Co. (1)	Marshall Islands	Dukeship	November 26, 2021	N/A
Partner Marine Co. (1)(5)	Marshall Islands	Partnership	March 9, 2022	N/A
Honor Shipping Co. (1)	Marshall Islands	Honorship	June 27, 2022	N/A
Paros Ocean Navigation Co. (1)	Liberia	Paroship	December 27, 2022	N/A
Knight Ocean Navigation Co. (1)(5)	Liberia	Knightship	December 13, 2016	April 6, 2023
Flag Marine Co. (1)(5)	Marshall Islands	Flagship	May 6, 2021	May 11, 2021
Hellas Ocean Navigation Co. (1)(5)	Liberia	Hellasship	May 6, 2021	June 28, 2021
Patriot Shipping Co. (1)(5)	Marshall Islands	Patriotship	June 1, 2021	June 28, 2021
Good Ocean Navigation Co. (1)(4)(Note 6)	Liberia	Goodship	August 7, 2020	February 10, 2023
Traders Shipping Co. (1)(4)(Note 6)	Marshall Islands	Tradership	June 9, 2021	February 28, 2023
Gladiator Shipping Co. (1)(7)	Marshall Islands	N/A	N/A	N/A
Partner Shipping Co. Limited (1)(4)	Malta	Partnership	May 31, 2017	March 9, 2022
Titan Ocean Navigation Co. (1)(5)	Liberia	Titanship	October 24, 2023	N/A
Martinique International Corp. (1)(7)	British Virgin Islands	N/A	N/A	N/A
Harbour Business International Corp. (1)(7)	British Virgin Islands	N/A	N/A	N/A

(1)	Subsidiaries wholly owned
(2)	Management companies
(3)	Chartering services company
(4)	Dormant companies
(5)	Bareboat charterers
(6)	Subsidiary and vessel contributed to United following the Spin-off on July 5, 2022
(7)	Dormant companies which no longer own a vessel since 2018